ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Professional service fees	1,194,199	1,093,869
Payroll and related liabilities	1,177,301	952,336
Other taxes and surcharge	510,259	490,249
Others	119,749	122,078
	3,001,508	2,658,532